INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Number	Dec. 31, 2014
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes	624	527		395	395
Land	$ 8,579,550	$ 6,761,350	$ 5,422,647
Buildings and Improvements	39,419,038	31,744,657	23,961,608
Investments in Single-Family Residential Properties, Gross	47,998,588	38,506,007	29,384,255
Accumulated Depreciation	(2,853,049)	(1,630,873)	(592,114)
Investments in Single-Family Residential Properties, Net	$ 45,145,539	$ 36,875,134	$ 28,792,141
Houston, TX [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	97	0
Land	$ 1,818,200	$ 0
Buildings and Improvements	7,240,899	34,938
Investments in Single-Family Residential Properties, Gross	9,059,099	34,938
Accumulated Depreciation	(408,425)	(380,630)
Investments in Single-Family Residential Properties, Net	$ 8,650,674	$ (345,692)
Jacksonville, FL [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	0	133
Land	$ 0	$ 1,345,453
Buildings and Improvements	261,453	7,723,661
Investments in Single-Family Residential Properties, Gross	261,453	9,069,114
Accumulated Depreciation	(557,805)	(415,172)
Investments in Single-Family Residential Properties, Net	$ (296,352)	$ 8,653,942
Memphis, TN [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	0	0
Land	$ 0	$ 0
Buildings and Improvements	125,895	60,550
Investments in Single-Family Residential Properties, Gross	125,895	60,550
Accumulated Depreciation	(234,308)	(226,188)
Investments in Single-Family Residential Properties, Net	$ (108,413)	$ (165,638)
Number of Homes (Disposition) | Number		(1)
Land (Disposition)		$ (6,750)
Buildings and Improvements (Disposition)		(38,250)
Total Investmentsin Real Estate (Disposition)		(45,000)
Accumulated Depreciation (Disposition)		1,507
Investments in Real Estate Net (Disposition)		$ (43,493)
Atlanta, GA [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes | Number	0	0
Land	$ 0	$ 0
Buildings and Improvements	46,134	2,150
Investments in Single-Family Residential Properties, Gross	46,134	2,150
Accumulated Depreciation	(21,638)	(18,276)
Investments in Single-Family Residential Properties, Net	$ 24,496	$ (16,126)